Offerings - Offering: 1	Sep. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	6,211,809
Proposed Maximum Offering Price per Unit	2.165
Maximum Aggregate Offering Price	$ 13,448,566.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,857.25
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling stockholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Capital Market on September 11, 2026. Consists of (i) 2,036,659 shares of common stock issuable upon exercise of Series M Pre-Funded Common Stock Purchase Warrants, (ii) 2,036,659 shares of common stock issuable upon exercise of Series N-1 Common Stock Purchase Warrants, (iii) 2,036,659 shares of common stock issuable upon exercise of Series N-2 Common Stock Purchase Warrants, and (iv) 101,832 shares of common stock issuable upon exercise of Placement Agent Common Stock Purchase Warrants which shares are offered for resale by the selling stockholders named in the prospectus.